IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 360,814	$ 353,309
Outstanding credit exposures	1,189,600
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	596,400
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	542,700
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 50,500
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%